Supplemental Cash Flow Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Schedule of supplemental information relating to the consolidated statements of cash flows

	Nine Months Ended
	September 30,
(In millions)	2014	2013
Cash paid for or (received from):
Interest expense	$199	$207
Interest and dividend income	(3)	(4)
Income taxes, net of refunds	11	12

	Year Ended December 31,
(In millions)	2013	2012	2011
Cash paid for or (received from):
Interest expense	$232	$233	$244
Interest and dividend income	(5)	(5)	(5)
Income taxes, net of refunds	9	9	12